LVIP Macquarie Mid Cap Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.12%
Aerospace & Defense–2.31%
Curtiss-Wright Corp.	34,650	$10,993,405
L3Harris Technologies, Inc.	47,300	9,900,363
		20,893,768
Automobile Components–0.36%
†Aptiv PLC	55,300	3,290,350
		3,290,350
Banks–4.97%
East West Bancorp, Inc.	132,700	11,911,152
KeyCorp	573,000	9,162,270
Synovus Financial Corp.	220,150	10,289,811
Webster Financial Corp.	262,650	13,539,607
		44,902,840
Building Products–0.96%
Johnson Controls International PLC	108,595	8,699,545
		8,699,545
Capital Markets–3.67%
Affiliated Managers Group, Inc.	49,950	8,393,099
Raymond James Financial, Inc.	104,175	14,470,949
State Street Corp.	114,650	10,264,614
		33,128,662
Chemicals–1.19%
Celanese Corp.	68,200	3,871,714
Huntsman Corp.	263,300	4,157,507
Olin Corp.	111,650	2,706,396
		10,735,617
Communications Equipment–0.45%
†Ciena Corp.	67,050	4,051,832
		4,051,832
Construction & Engineering–2.72%
AECOM	120,250	11,150,782
†MasTec, Inc.	55,750	6,506,583
Quanta Services, Inc.	27,140	6,898,445
		24,555,810
Construction Materials–1.97%
†Knife River Corp.	67,112	6,054,174
Vulcan Materials Co.	50,250	11,723,325
		17,777,499
Consumer Finance–2.11%
Ally Financial, Inc.	244,450	8,915,092
Synchrony Financial	191,950	10,161,833
		19,076,925
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.09%
†U.S. Foods Holding Corp.	150,750	$9,868,095
		9,868,095
Containers & Packaging–2.75%
Berry Global Group, Inc.	123,232	8,602,826
Crown Holdings, Inc.	109,100	9,738,266
Graphic Packaging Holding Co.	249,100	6,466,636
		24,807,728
Electric Utilities–4.88%
Edison International	161,350	9,506,742
NRG Energy, Inc.	129,800	12,390,708
OGE Energy Corp.	180,950	8,316,462
Xcel Energy, Inc.	195,450	13,835,905
		44,049,817
Electrical Equipment–3.16%
AMETEK, Inc.	71,050	12,230,547
†NEXTracker, Inc. Class A	142,326	5,997,618
Regal Rexnord Corp.	90,100	10,257,885
		28,486,050
Electronic Equipment, Instruments & Components–2.78%
†Flex Ltd.	207,891	6,877,034
†Keysight Technologies, Inc.	63,450	9,502,907
TD SYNNEX Corp.	83,450	8,675,462
		25,055,403
Entertainment–1.30%
Electronic Arts, Inc.	81,400	11,763,928
		11,763,928
Financial Services–1.53%
†Fiserv, Inc.	25,800	5,697,414
Global Payments, Inc.	82,750	8,102,880
		13,800,294
Food Products–2.09%
Conagra Brands, Inc.	238,050	6,348,794
Hershey Co.	39,750	6,798,442
Tyson Foods, Inc. Class A	89,200	5,691,852
		18,839,088
Ground Transportation–0.68%
JB Hunt Transport Services, Inc.	41,650	6,162,118
		6,162,118
Health Care Equipment & Supplies–2.60%
Becton Dickinson & Co.	20,200	4,627,012
STERIS PLC	43,000	9,745,950
Zimmer Biomet Holdings, Inc.	80,750	9,139,285
		23,512,247
LVIP Macquarie Mid Cap Value Fund–1

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.43%
Cencora, Inc.	40,550	$11,276,549
Quest Diagnostics, Inc.	63,150	10,684,980
		21,961,529
Hotel & Resort REITs–1.00%
Host Hotels & Resorts, Inc.	637,150	9,053,902
		9,053,902
Hotels, Restaurants & Leisure–3.17%
Darden Restaurants, Inc.	44,370	9,218,311
Marriott International, Inc. Class A	50,440	12,014,808
Royal Caribbean Cruises Ltd.	36,100	7,416,384
		28,649,503
Household Durables–1.83%
Dr. Horton, Inc.	77,133	9,805,918
PulteGroup, Inc.	65,000	6,682,000
		16,487,918
Industrial REITs–1.35%
First Industrial Realty Trust, Inc.	226,300	12,211,148
		12,211,148
Insurance–7.69%
Allstate Corp.	59,600	12,341,372
Assurant, Inc.	51,000	10,697,250
Hartford Insurance Group, Inc.	152,750	18,899,757
Reinsurance Group of America, Inc.	66,450	13,084,005
Willis Towers Watson PLC	42,650	14,413,568
		69,435,952
IT Services–1.94%
†Akamai Technologies, Inc.	95,450	7,683,725
†Twilio, Inc. Class A	100,250	9,815,478
		17,499,203
Life Sciences Tools & Services–1.44%
Agilent Technologies, Inc.	57,450	6,720,501
†Avantor, Inc.	385,000	6,240,850
		12,961,351
Machinery–3.80%
ITT, Inc.	101,050	13,051,618
Oshkosh Corp.	110,800	10,424,064
Parker-Hannifin Corp.	17,750	10,789,337
		34,265,019
Media–0.68%
Interpublic Group of Cos., Inc.	225,850	6,134,086
		6,134,086
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.05%
Reliance, Inc.	32,850	$9,485,438
		9,485,438
Multi-Utilities–4.23%
CMS Energy Corp.	193,850	14,560,073
Public Service Enterprise Group, Inc.	134,500	11,069,350
WEC Energy Group, Inc.	115,200	12,554,496
		38,183,919
Oil, Gas & Consumable Fuels–6.50%
APA Corp.	237,350	4,989,097
Cheniere Energy, Inc.	66,100	15,295,540
Coterra Energy, Inc.	416,850	12,046,965
Devon Energy Corp.	157,730	5,899,102
Targa Resources Corp.	71,350	14,303,534
Valero Energy Corp.	46,850	6,187,480
		58,721,718
Paper & Forest Products–1.17%
Louisiana-Pacific Corp.	114,950	10,573,101
		10,573,101
Passenger Airlines–0.93%
Delta Air Lines, Inc.	191,850	8,364,660
		8,364,660
Professional Services–2.43%
†CACI International, Inc. Class A	30,450	11,172,714
KBR, Inc.	215,470	10,732,561
		21,905,275
Residential REITs–1.34%
American Homes 4 Rent Class A	319,370	12,075,380
		12,075,380
Retail REITs–2.14%
Kimco Realty Corp.	385,500	8,188,020
Realty Income Corp.	191,897	11,131,945
		19,319,965
Semiconductors & Semiconductor Equipment–1.39%
†ON Semiconductor Corp.	135,700	5,521,633
Teradyne, Inc.	84,900	7,012,740
		12,534,373
Specialized REITs–2.06%
Extra Space Storage, Inc.	46,018	6,833,213
VICI Properties, Inc.	359,360	11,722,323
		18,555,536
Specialty Retail–3.19%
†AutoZone, Inc.	3,200	12,200,896
LVIP Macquarie Mid Cap Value Fund–2

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	30,900	$6,228,204
Ross Stores, Inc.	81,200	10,376,548
		28,805,648
Trading Companies & Distributors–1.79%
United Rentals, Inc.	12,500	7,833,750
WESCO International, Inc.	53,628	8,328,428
		16,162,178
Total Common Stock (Cost $579,144,662)		876,804,418

MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	150,521	150,521
Total Money Market Fund (Cost $150,521)		150,521

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–2.83%
Discounted Commercial Paper–2.83%
≠Canadian Imperial Bank of Commerce 4.38% 4/1/25	25,600,000	$25,600,000
		25,600,000
Total Short-Term Investment (Cost $25,600,000)		25,600,000

TOTAL INVESTMENTS–99.97% (Cost $604,895,183)	902,554,939
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	283,390
NET ASSETS APPLICABLE TO 21,499,594 SHARES OUTSTANDING–100.00%	$902,838,329

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Mid Cap Value Fund–3